Related party transactions - Average Bareboat Charter Rates (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Aquadrill
Related Party Transaction [Line Items]
Write off	$ 8,000
West Hercules
Related Party Transaction [Line Items]
2021	96
2022	96
2023	183
2024	176
2025 and thereafter	0
West Linus
Related Party Transaction [Line Items]
2021	99
2022	92
2023	189
2024	153
2025 and thereafter	$ 122